Note 21 - Financial Instruments - Financial Instruments Schedule (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities	$ 301,242	$ 247,785
Financial liabilities at amortised cost, category [member] | Suppliers [member]
Statement Line Items [Line Items]
Financial liabilities	33,885	59,826
Financial liabilities at amortised cost, category [member] | Loans and export prepayment agreement current [member]
Statement Line Items [Line Items]
Financial liabilities	88,606	28,907
Financial liabilities at amortised cost, category [member] | Lease liability current [member]
Statement Line Items [Line Items]
Financial liabilities	2,522	2,132
Financial liabilities at amortised cost, category [member] | Accounts payable 1 [member]
Statement Line Items [Line Items]
Financial liabilities	13,048	11,326
Financial liabilities at amortised cost, category [member] | Prepayment from customer [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member] | Loans and export prepayment agreement non current [member]
Statement Line Items [Line Items]
Financial liabilities	161,117	141,999
Financial liabilities at amortised cost, category [member] | Lease liability, non current [member]
Statement Line Items [Line Items]
Financial liabilities	2,064	3,595
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities	2,178	0
Financial liabilities at fair value through profit or loss, category [member] | Suppliers [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Loans and export prepayment agreement current [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Lease liability current [member]
Statement Line Items [Line Items]
Financial liabilities
Financial liabilities at fair value through profit or loss, category [member] | Accounts payable 1 [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Prepayment from customer [member]
Statement Line Items [Line Items]
Financial liabilities	2,178	0
Financial liabilities at fair value through profit or loss, category [member] | Loans and export prepayment agreement non current [member]
Statement Line Items [Line Items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Lease liability, non current [member]
Statement Line Items [Line Items]
Financial liabilities
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial assets	102,934	92,846
Financial assets at amortised cost, category [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Financial assets	66,053	64,403
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets at amortised cost, category [member] | Accounts receivable from related parties [member]
Statement Line Items [Line Items]
Financial assets	0	14
Financial assets at amortised cost, category [member] | Loan and accounts receivable from related parties [member]
Statement Line Items [Line Items]
Financial assets	18,632	13,160
Financial assets at amortised cost, category [member] | Cash held as collateral [member]
Statement Line Items [Line Items]
Financial assets	18,249	15,269
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets	16,663	29,693
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	16,663	29,693
Financial assets at fair value through profit or loss, category [member] | Accounts receivable from related parties [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets at fair value through profit or loss, category [member] | Loan and accounts receivable from related parties [member]
Statement Line Items [Line Items]
Financial assets	0	0
Financial assets at fair value through profit or loss, category [member] | Cash held as collateral [member]
Statement Line Items [Line Items]
Financial assets	$ 0	$ 0